Equity Investments (Tables)	9 Months Ended
Sep. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
Below is a table of equity investment activity (in thousands):

Balance at December 31, 2018	$92,281
Investment in 2020 Bulkers	1,500
Gain from change in fair value of investment in Scorpio Tankers	68,582
Gain from change in fair value of investment in 2020 Bulkers	22
Balance at September 30, 2019	$162,385

Dividend income from Scorpio Tankers common stock	$1,623